Consolidated Schedule of Investments PIMCO New York Municipal Income Fund II	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
136 River Apartments
TBD% - 5.940% due 09/01/2028 «~µ	$1,623	$1,622
TBD% due 09/01/2043 «~µ	604	604
Federal Building 10 8.000% due 07/31/2026 «~	4,000	4,002
Touro Shakespeare
TBD% due 01/01/2044 «~µ	135	135
TBD% - 6.500% due 06/01/2028 «~µ	1,080	1,078
West Branch & River Road 7.057% due 01/01/2043 «~	999	976

Total Loan Participations and Assignments (Cost $8,441)		8,417

MUNICIPAL BONDS & NOTES 157.2%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	850	20

CALIFORNIA 0.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	890	893

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	2,032	2,059

NEW YORK 147.1%
Albany Capital Resource Corp. New York Revenue Bonds, Series 2024 4.750% due 06/01/2054	1,200	1,091
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,550	1,279
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,545	2,955
Build NYC Resource Corp. New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	2,500	2,452
Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2042	1,175	1,107
4.000% due 09/01/2043	880	824
4.000% due 09/01/2044	1,050	976
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	1,270	1,171
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2045	410	421
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	1,200	1,028
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	4,015	3,928
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017 5.000% due 02/15/2042	2,900	2,933
Huntington Local Development Corp. New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	1,500	1,221
Long Island Power Authority, New York Revenue Bonds, Series 2017 5.000% due 09/01/2047	2,000	2,023
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,800	3,936
Metropolitan Transportation Authority, New York Revenue Bonds, (BAM Insured), Series 2016 5.000% due 11/15/2056	1,700	1,700
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	1,000	1,011
5.000% due 11/15/2051	1,500	1,505
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	2,650	2,744
Nassau County, New York General Obligation Bonds, Series 2021 5.000% due 01/01/2058 «	3,071	43
New York City Transitional Finance Authority Future Tax Secured 5.000% due 02/01/2047 (c)	2,000	2,081
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	2,200	2,237
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	7,750	8,012

Consolidated Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2045	265	250
4.000% due 02/15/2048	880	800
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024 4.850% due 11/01/2059	2,000	1,961
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.700% due 11/01/2047	2,500	2,150
New York City, New York Housing Development Corp. Revenue Bonds, Series 2022 4.000% due 11/01/2037	2,000	1,979
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	800	799
5.350% due 11/01/2064	1,065	1,088
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016 2.650% due 06/15/2049	6,380	6,380
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2018 5.000% due 06/15/2040	4,000	4,121
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	2,200	1,967
5.000% due 06/15/2050	300	307
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	781
5.250% due 06/15/2052	5,000	5,222
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	472
5.250% due 06/15/2048	2,000	2,106
5.250% due 06/15/2053	2,000	2,081
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016 4.000% due 07/15/2040	1,000	987
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017 4.000% due 08/01/2042	1,000	965
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2024 5.000% due 05/01/2047	2,000	2,074
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2046 (c)	6,000	6,286
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	4,000	3,699
5.000% due 05/01/2048	6,270	6,458
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2050	600	617
New York Convention Center Development Corp. Revenue Bonds, Series 2015 4.000% due 11/15/2045	230	216
New York Convention Center Development Corp. Revenue Bonds, Series 2016 5.000% due 11/15/2046	750	752
New York County, New York Tobacco Trust Revenue Bonds, Series 2001 5.750% due 06/01/2043	275	281
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	17,000	3,556
0.000% due 06/01/2055 (b)	23,500	1,896
New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,002
5.000% due 06/01/2041	1,000	1,001
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	2,700	2,758
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	4,350	4,947
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	2,400	2,791
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	8,400	8,400
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,295	955
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,000	2,000
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025 4.650% due 10/01/2050	2,000	1,966
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,635	5,820
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025 5.000% due 10/01/2038	950	1,056
New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022 4.250% due 05/01/2052	850	779
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005 5.500% due 05/15/2031	1,490	1,688
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,003
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,334
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	1,155	1,141
4.000% due 03/15/2043	3,000	2,854
New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	3,420	3,188
5.000% due 07/01/2049	1,550	1,560
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2039	2,000	2,002
4.000% due 07/01/2050	5,500	4,849

Consolidated Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,000	851
4.000% due 07/01/2051	3,450	3,069
5.000% due 03/15/2041	3,000	3,182
5.000% due 07/15/2050	1,000	958
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	1,200	1,240
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	1,275	1,365
5.000% due 03/15/2054	700	717
5.250% due 10/01/2049	2,100	2,110
New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	2,000	1,794
5.250% due 07/01/2050	1,000	1,053
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	5,000	4,706
New York State Housing Finance Agency Revenue Bonds, Series 2024 4.600% due 11/01/2054	2,500	2,408
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,007
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	1,850	1,815
4.000% due 01/01/2045	1,500	1,400
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	1,250	1,250
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	2,000	2,029
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2049 (c)	10,000	10,356
5.000% due 03/15/2055	2,000	2,044
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2044	3,250	3,111
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	2,625	2,723
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016 4.000% due 07/01/2035	3,000	2,966
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	3,950	3,927
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,100	2,082
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,350	2,350
5.250% due 01/01/2050	2,500	2,500
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	4,900	4,570
5.000% due 10/01/2040	2,500	2,537
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014 5.250% due 05/15/2040	1,000	963
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	3,300	3,018
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	7,165	7,236
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	1,380	1,441
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,058	2,065
Schenectady County, New York Capital Resource Corp. Revenue Bonds, Series 2025 5.000% due 01/01/2045	750	779
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,025	908
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	15,000	1,272
4.000% due 06/01/2050	1,500	1,228
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	1,500	1,479
Triborough Bridge & Tunnel Authority 5.250% due 11/15/2050 (c)	2,000	2,115
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	2,200	2,271
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	2,000	2,058
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 11/15/2056	2,810	2,853
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.500% due 05/15/2047	300	296
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,039
5.000% due 06/01/2041	4,500	4,529
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	2,000	1,868

		270,561

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	680	0

Consolidated Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

OHIO 0.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2055	1,450	1,171

PUERTO RICO 5.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	22,300	915
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,886	1,266
0.000% due 11/01/2051	1,337	928
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	1,935	1,793
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	3,850	1,356
0.000% due 07/01/2051 (b)	7,280	1,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	987

		9,111

TEXAS 1.4%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	470	24
12.000% due 12/01/2045 ^(a)	825	41
Denton Essential Investments Public Facility Corp. 7.095% due 06/02/2059 «~	1,000	1,521
Denton, Texas Essential Investments Public Facility Corp. 6.697% due 01/01/2059 «	1,000	974

		2,560

VIRGINIA 0.8%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	18,000	512
5.500% due 07/01/2044	1,250	1,045

		1,557

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,540	1,292

Total Municipal Bonds & Notes (Cost $298,226)		289,224

Total Investments in Securities (Cost $306,667)		297,641

Total Investments 161.8% (Cost $306,667)		$297,641
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (57.5)%		(105,785)
Other Assets and Liabilities, net (4.3)%		(7,887)

Net Assets Applicable to Common Shareholders 100.0%		$183,969

Consolidated Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,417	$8,417
Municipal Bonds & Notes
Arizona	0	20	0	20
California	0	893	0	893
New Hampshire	0	2,059	0	2,059
New York	0	270,518	43	270,561
Ohio	0	1,171	0	1,171
Puerto Rico	0	9,111	0	9,111
Texas	0	65	1,988	2,053
Virginia	0	1,557	0	1,557
Wisconsin	0	1,292	0	1,292

Total Investments	$0	$286,686	$10,955	$297,641

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,216	$2,227	$(1)	$(1)	$0	$(24)	$0	$0	$8,417	$2
Municipal Bonds & Notes(2)
New York	41	0	0	0	0	2	0	0	43	2
Texas	2,521	0	(14)	0	0	(12)	0	0	2,495	(12)

Totals	$8,778	$2,227	$(15)	$(1)	$0	$(34)	$0	$0	$10,955	$(8)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,417	Discounted Cash Flow	Discount Rate	6.326 – 8.000	7.393
Municipal Bonds & Notes
New York	43	Expected Recovery	Recovery Rate	25.000	—
Texas	2,495	Discounted Cash Flow	Discount Rate	6.640 – 7.040	6.836

Total	$10,955

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Loan Participations and Assignments to Municipal Bonds & Notes since prior fiscal year end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1802 SPV I LLC	05/27/2025	0.3%
1862 SPV I LLC	05/27/2025	1.1%
1832 SPV I LLC	05/27/2025	0.2%

† A zero balance may reflect actual amounts rounding to less than 0.01%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative

Notes to Financial Statements(Cont.)

information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance.  Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development

AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding